Investments in Other Companies (Details) - Schedule of Reconciliation of Investments in Other Companies That Are Not Consolidated - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in Other Companies (Details) - Schedule of Reconciliation of Investments in Other Companies That Are Not Consolidated [Line Items]
Balance as of January 1,	$ 56,177	$ 46,923	$ 42,338
Capital increase			7,847
Participation in net income	13,409	13,031	1,793
Dividends received	(4,675)	(3,622)	(1,097)
Non-current assets Nexus			(3,961)
Other	171	(155)	3
Balance as of December 31,	$ 65,082	$ 56,177	$ 46,923